Expense Example - FidelityInternationalDiscoveryFund-KPRO - FidelityInternationalDiscoveryFund-KPRO - Fidelity International Discovery Fund - Fidelity International Discovery Fund - Class K	Dec. 30, 2022 USD ($)
Expense Example:
1 year	$ 89
3 years	278
5 years	482
10 years	$ 1,073